UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meisenbach Capital Management, Inc.
Address: 12636 High Bluff Drive, Suite 220
         San Diego, CA  92130

13F File Number:  28-10023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew H. Wilbur, CFA
Title:     Chief Financial Officer
Phone:     858.259.4990

Signature, Place, and Date of Signing:

      /s/ Andrew H. Wilbur     San Diego, CA     July 10, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     8

Form13F Information Table Value Total:     $10,108 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MEDICAL OPTICS INC    COM              00763M108     1988    50000 SH       SOLE                    50000        0        0
ANDREW CORP                    COM              034425108      638    50000 SH       SOLE                    50000        0        0
CISCO SYS INC                  COM              17275R102     2862   150000 SH       SOLE                   150000        0        0
JDS UNIPHASE CORP              COM              46612J101      912   600000 SH       SOLE                   600000        0        0
MOTOROLA INC                   COM              620076109      822    45000 SH       SOLE                    45000        0        0
OMNIVISION TECHNOLOGIES INC    COM              682128103      680    50000 SH       SOLE                    50000        0        0
QLOGIC CORP                    COM              747277101     1256    40700 SH       SOLE                    40700        0        0
UNISYS CORP                    COM              909214108      950   150000 SH       SOLE                   150000        0        0